Goodwill - Summary of Changes in Carrying Value of Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Apr. 04, 2014	Jun. 30, 2013
Goodwill [Line Items]
Balance at Beginning of the period			$ 474,901	$ 490,738	$ 0	$ 490,738
Impact of foreign exchange and other						(21,947)
Balance	$ 474,030		474,030	490,738	0	490,738
Acquisition activity			8,484
Impact	(255)	$ (1,171)	(878)	(2,024)	10,836	3,094
Impact of foreign exchange			(9,355)		3,216
Balance at end of the period	474,030		474,030		490,738	474,901
Transaction [Member]
Goodwill [Line Items]
Impact					269,084
Merger [Member]
Goodwill [Line Items]
Impact					201,632
JET [Member]
Goodwill [Line Items]
Acquisition activity					11,609
Integrated Printing Solutions, LLC ("IPS")
Goodwill [Line Items]
Balance							$ 5,197
Acquisition activity					5,197
Armstrong [Member]
Goodwill [Line Items]
Acquisition activity						3,446
Presentation Products Groups [Member]
Goodwill [Line Items]
Acquisition activity						2,664
Predecessor
Goodwill [Line Items]
Balance								$ 63,289
North America
Goodwill [Line Items]
Balance at Beginning of the period			250,784	250,784	0	250,784
Balance	258,081		258,081	250,784	0	250,784
Acquisition activity			7,297
Balance at end of the period	258,081		258,081		250,784	250,784
North America | Transaction [Member]
Goodwill [Line Items]
Impact					213,145
North America | Merger [Member]
Goodwill [Line Items]
Impact					20,833
North America | JET [Member]
Goodwill [Line Items]
Acquisition activity					11,609
North America | Integrated Printing Solutions, LLC ("IPS")
Goodwill [Line Items]
Acquisition activity					5,197
North America | Predecessor
Goodwill [Line Items]
Balance								$ 63,289
Europe
Goodwill [Line Items]
Balance at Beginning of the period			223,275	239,778	0	239,778
Impact of foreign exchange and other						(21,947)
Balance	215,115		215,115	239,778	0	239,778
Acquisition activity			1,187
Impact of foreign exchange			(9,347)		3,216
Balance at end of the period	215,115		215,115		239,778	223,275
Europe | Transaction [Member]
Goodwill [Line Items]
Impact					55,939
Europe | Merger [Member]
Goodwill [Line Items]
Impact					180,623
Europe | Armstrong [Member]
Goodwill [Line Items]
Acquisition activity						3,446
Europe | Presentation Products Groups [Member]
Goodwill [Line Items]
Acquisition activity						1,998
Asia
Goodwill [Line Items]
Balance at Beginning of the period			842	176	0	176
Balance	834		834	$ 176	0	176
Impact of foreign exchange			(8)
Balance at end of the period	$ 834		$ 834		176	842
Asia | Merger [Member]
Goodwill [Line Items]
Impact					$ 176
Asia | Presentation Products Groups [Member]
Goodwill [Line Items]
Acquisition activity						$ 666